Earnings per Share - Weighted Average Number of Common Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Issued common shares at January 1	80,745,711	80,745,711	80,745,711
Effect of treasury shares	(10,136,551)	(10,136,551)	(9,193,745)
Weighted average number of common shares outstanding at December 31	70,609,160	70,609,160	71,551,966